Subsequent Events (Details) - USD ($)				1 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 20, 2023	Aug. 31, 2023	Oct. 31, 2023	Sep. 30, 2023	Mar. 20, 2024	Dec. 19, 2023	Nov. 30, 2023	Sep. 30, 2022
Subsequent Events [Line Items]
Shares issued (in Shares)					7,757,030
Short-term loans					$ 2,969,777
Interest bearing percentage							7.00%
Repayment of loans					3,586,296				$ 28,516
Short-term unsecured loans with an aggregate amount					$ 200,763
Interest rate					5.00%
Principal amount	$ 133,842			$ 133,842
Common Stock [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)			2,857,142
Mr. Kimoto Yasuya [Member]
Subsequent Events [Line Items]
Interest accrued					$ 5,943
Subsequently repaid aggregate amount				66,921
Mr. Weicheng Hsiao [Member]
Subsequent Events [Line Items]
Subsequently repaid aggregate amount					$ 448,371
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Convert shares (in Shares)			2,857,142
Subsequent Event [Member]
Subsequent Events [Line Items]
Additional amount	93,690			93,690
Interest bearing percentage								3.50%
Short-term unsecured loans with an aggregate amount	200,763			$ 200,763
Interest rate				5.00%
Loan principal amount	133,842
Short-term loan	1,676,371			$ 1,676,371			$ 669,210
Subsequent Event [Member] | Shoko Chukin Bank [Member]
Subsequent Events [Line Items]
Repayment of loans	$ 3,586,296			3,586,296
Subsequent Event [Member] | Mr. Kimoto Yasuya [Member]
Subsequent Events [Line Items]
Subsequently repaid aggregate amount				$ 66,921
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Events [Line Items]
Acquired shares (in Shares)		2,857,142
Forecast [Member] | Mr. Weicheng Hsiao [Member]
Subsequent Events [Line Items]
Principal amount						$ 1,228,000